Pension Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation			$ 162	$ 1,085
Employer contributions		$ 0	50	70
Subsequent Event [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contributions	$ 0
SMI Taiwan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act		$ 3,369	$ 3,317	$ 2,652
Contributions Based on Percentage Employee Salaries under Labor Standards Law		2.00%
SMI Taiwan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension		6.00%